OSTERWEIS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited)

Principal Amount		Value
Bonds: 99.0%
Corporate Bonds: 17.9%
Air Freight & Logistics: 1.0%
	American Airlines 2019-1 Class B Pass Through Trust
$714,578	3.850%, 02/15/2028	$609,081
	British Airways 2021-1 Class A Pass Through Trust
954,759	2.900%, 03/15/2035	788,950
		1,398,031
Banks: 3.8%
	Citigroup, Inc.
1,000,000	6.123% (SOFR + 1.372%), 05/24/2025 [2]	1,004,491
	HSBC Holdings PLC
1,000,000	6.547% (SOFR + 2.980%), 06/20/2034 [2,8]	996,351
	Mizuho Financial Group, Inc.
1,000,000	5.748%, 07/06/2034	1,002,343
	The PNC Financial Services Group, Inc.
1,120,000	8.977% (3 Month LIBOR USD + 3.678%), 08/01/2023 [1,2]	1,122,490
	Santander UK Group Holdings PLC
1,000,000	6.833% (SOFR + 2.749%), 11/21/2026 [2,8]	1,002,352
		5,128,027
Biotechnology: 0.6%
	Amgen, Inc.
1,000,000	3.150%, 02/21/2040	764,334

Capital Markets: 1.3%
	Morgan Stanley
1,000,000	4.350%, 09/08/2026	966,091
1,000,000	2.484% (SOFR + 1.360%), 09/16/2036 [2,8]	758,928
		1,725,019
Diversified Telecommunication Services: 1.3%
	AT&T, Inc.
1,000,000	5.400%, 02/15/2034	1,001,558
1,000,000	3.500%, 09/15/2053	707,595
		1,709,153
Electric Utilities: 1.2%
	Edison International
760,000	5.000% (5 Year CMT Rate + 3.901%), 12/15/2026 [1,2,8]	658,464
	PacifiCorp
1,000,000	5.350%, 12/01/2053	911,211
		1,569,675
Financial Services: 0.7%
	Aviation Capital Group LLC
1,000,000	1.950%, 01/30/2026	891,112

Health Care Providers & Services: 1.1%
	CVS Health Corp.
1,000,000	5.875%, 06/01/2053	1,026,467
	HCA, Inc.
500,000	5.900%, 06/01/2053	495,777
		1,522,244
Insurance: 1.5%
	Metropolitan Life Global Funding I
1,000,000	5.150%, 03/28/2033	989,338
	New York Life Insurance Co.
1,000,000	5.875%, 05/15/2033	1,033,532
	SBL Holdings, Inc.
25,000	6.500% (5 Year CMT Rate + 5.620%), 11/13/2026 [1,2,8]	13,634
		2,036,504
Media: 0.2%
	Comcast Corp.
500,000	2.887%, 11/01/2051	334,986

Oil, Gas & Consumable Fuels: 0.7%
	Energy Transfer L.P.
1,000,000	6.500% (5 Year CMT Rate + 5.694%), 11/15/2026 [1,2,8]	910,820

Passenger Airlines: 1.9%
	Air Canada 2020-2 Class A Pass Through Trust
760,488	5.250%, 04/01/2029	737,958
	British Airways 2020-1 Class A Pass Through Trust
518,708	4.250%, 11/15/2032	473,912
	United Airlines 2020-1 Class A Pass Through Trust
1,437,367	5.875%, 10/15/2027	1,426,464
		2,638,334
Pharmaceuticals: 0.7%
	Pfizer Investment Enterprises Pte Ltd.
1,000,000	5.110%, 05/19/2043	1,001,698

Software: 0.6%
	Oracle Corp.
1,000,000	3.650%, 03/25/2041	769,668

Trading Companies & Distributors: 0.6%
	Air Lease Corp.
520,000	4.125% (5 Year CMT Rate + 3.149%), 12/15/2026 [1,2,8]	339,049
	Aviation Capital Group LLC
500,000	6.250%, 04/15/2028	499,123
		838,172
Wireless Telecommunication Services: 0.8%
	T-Mobile USA, Inc.
1,000,000	5.750%, 01/15/2054	1,027,108

Total Corporate Bonds
(Cost $25,097,951)		24,264,885

Asset Backed Securities: 16.2%
	Aaset 2021-2 Trust 2021-2
840,199	2.798%, 01/15/2047	714,673
	American Credit Acceptance Receivables Trust 2021-1
1,500,000	1.140%, 03/15/2027	1,445,770
	American Credit Acceptance Receivables Trust 2021-2
431,124	0.970%, 07/13/2027	426,045
	Cartiga Asset Finance Trust 2023-1 LLC
1,205,165	7.000%, 03/15/2035 [10]	1,195,920
	Carvana Auto Receivables Trust 2021-N1
459,328	1.300%, 01/10/2028	426,981
	Carvana Auto Receivables Trust 2021-N2
612,468	1.270%, 03/10/2028	585,374
	Carvana Auto Receivables Trust 2023-N1
908,490	6.360%, 04/12/2027	905,656
	CLI Funding VIII LLC
1,898,631	1.640%, 02/18/2046	1,620,186
	DT Auto Owner Trust 2019-3
91,000	2.960%, 04/15/2025	90,300
	DT Auto Owner Trust 2021-1
451,401	0.840%, 10/15/2026	439,427
	FCI Funding 2021-1 LLC 2021-1
89,561	1.130%, 04/15/2033	85,583
	Flagship Credit Auto Trust 2018-2
42,503	4.230%, 09/16/2024	42,460
	Flagship Credit Auto Trust 2020-4
500,000	1.280%, 02/16/2027	481,183
	Flagship Credit Auto Trust 2021-2
1,000,000	1.270%, 06/15/2027	932,598
	FortiFi 2023-1
993,393	6.230%, 09/20/2059	964,788
	LFS 2023A LLC
2,000,000	7.173%, 07/15/2035	1,977,698
	Libra Solutions 2023-1 LLC
1,306,935	7.000%, 02/15/2035	1,301,092
	MVW 2021-1W LLC
227,612	1.440%, 01/22/2041	204,248
	Navigator Aircraft ABS Ltd.
2,086,771	2.771%, 11/15/2046 [9]	1,820,061
	Nyctl 2021-A Trust 2021-A
231,764	2.100%, 11/10/2034	223,310
	Progress Residential 2021-SFR1
500,000	1.555%, 04/17/2038	438,598
	Pvone 2023-1 LLC
1,000,000	7.250%, 07/16/2035 [10]	999,432
	Stonepeak 2021-1 ABS 2021-1
1,166,167	2.301%, 02/28/2033	1,056,180
	Thrust Engine Leasing 2021 DAC
2,593,088	4.163%, 07/15/2040	2,188,644
	Triton Container Finance VIII LLC
1,617,500	1.860%, 03/20/2046	1,359,253
	Westlake Automobile Receivables Trust 2020-3
56,540	1.240%, 11/17/2025	55,839
		21,981,299
Total Asset Backed Securities
(Cost $23,501,027)		21,981,299

Commercial Mortgage-Backed Securities: 1.4%
	BX Commercial Mortgage Trust 2021-VOLT
	Series BX 2021-VOLT C
1,000,000	6.293% (1 Month LIBOR USD + 1.100%), 09/15/2036 [2]	951,710
	Life 2021-BMR Mortgage Trust
	Series LIFE 2021-BMR C
982,970	6.361% (1 Month LIBOR USD + 1.214%), 03/15/2038 [2]	947,800
		1,899,510
Total Commercial Mortgage-Backed Securities
(Cost $1,982,970)		1,899,510

Mortgage Backed Securities: 46.6%
	Federal Home Loan Mortgage Corporation: 11.0%
	FR SD1900
4,015,072	3.500%, 06/01/2052	3,691,901
	FR SD8258
6,798,750	5.000%, 10/01/2052	6,670,234
	FR SD1884
4,627,631	5.000%, 11/01/2052	4,539,239
		14,901,374
	Federal Home Loan Mortgage Corporation REMICS: 1.6%
	Series FHR 2512 SI
47,031	2.393% (1 Month LIBOR USD + 7.500%), 04/15/2024 [2,3,7]	325
	Series FHR 4048 IK
1,337,337	3.000%, 05/15/2027 [3]	48,990
	Series FHR 4093 DS
2,880,892	1.107% (1 Month LIBOR USD + 6.300%), 08/15/2027 [2,3,7]	76,874
	Series FHR 4216 EI
1,695,442	3.000%, 06/15/2028 [3]	84,282
	Series FHR 4360 BI
670,568	2.500%, 11/15/2028 [3]	15,248
	Series FHR 4341 MI
947,834	4.000%, 11/15/2031 [3]	75,885
	Series FHR 4093 IB
1,156,121	4.000%, 08/15/2032 [3]	100,216
	Series FHR 4114 MI
1,441,525	3.500%, 10/15/2032 [3]	131,456
	Series FHR 4170 IU
2,314,700	3.000%, 02/15/2033 [3]	191,287
	Series FHR 3171 OJ
684,713	N/A%, 06/15/2036 [4,5]	545,757
	Series FHR 3824 LS
447,272	1.907% (1 Month LIBOR USD + 7.100%), 08/15/2036 [2,3,7]	49,266
	Series FHR 3236 KF
55,153	5.493% (1 Month LIBOR USD + 0.300%), 11/15/2036 [2]	53,992
	Series FHR 3339 JS
25,243	9.079% (1 Month LIBOR USD + 42.835%), 07/15/2037 [2,7]	32,726
	Series FHR 3380 FM
126,286	5.783% (1 Month LIBOR USD + 0.590%), 10/15/2037 [2]	125,145
	Series FHR 3721 FB
101,338	5.693% (1 Month LIBOR USD + 0.500%), 09/15/2040 [2]	99,610
	Series FHR 4105 LS
1,812,170	0.957% (1 Month LIBOR USD + 6.150%), 08/15/2041 [2,3,7]	55,472
	Series FHR 3933 QS
1,471,641	0.857% (1 Month LIBOR USD + 6.050%), 10/15/2041 [2,3,7]	81,833
	Series FHR 4340 US
970,183	1.407% (1 Month LIBOR USD + 6.600%), 05/15/2042 [2,3,7]	124,370
	Series FHR 4076 LF
135,319	5.493% (1 Month LIBOR USD + 0.300%), 07/15/2042 [2]	132,346
	Series FHR 4495 PI
164,027	4.000%, 09/15/2043 [3]	13,435
	Series FHR 4313 CS
1,884,708	0.857% (1 Month LIBOR USD + 6.050%), 03/15/2044 [2,3,7]	170,033
	Series FHR 4911 IH
635,136	4.000%, 04/15/2049 [3]	48,803
		2,257,351
	Federal Home Loan Mortgage Corporation Strips: 0.2%
	Series FHS 288 IO
968,273	3.000%, 10/15/2027 [3]	40,812
	Series FHS 272 F2
190,342	5.743% (1 Month LIBOR USD + 0.550%), 08/15/2042 [2]	185,861
		226,673
	Federal National Mortgage Association Interest Strips: 0.2%
	Pool FNS 419 C1
2,043,778	2.500%, 09/25/2028 [3]	84,770
	Pool FNS 419 C2
2,374,545	3.000%, 05/25/2029 [3]	106,690
	Pool FNS 421 C4
950,668	4.500%, 01/25/2030 [3]	64,255
	Pool FNS 421 C3
72,372	4.000%, 07/25/2030 [3]	5,063
	Pool FNS 387 7
293,542	5.500%, 04/25/2038 [3]	84,263
		345,041
	Federal National Mortgage Association Pool: 28.1%
	FN AL2519
616,887	4.500%, 07/01/2040	609,793
	FN AS5460
591,175	3.500%, 07/01/2045	550,302
	FN AS6520
791,477	3.500%, 01/01/2046	734,935
	FN MA3101
634,534	4.500%, 08/01/2047	623,305
	FN FS2991
6,696,278	3.000%, 07/01/2051	5,909,905
	FN FS3520
10,050,500	4.500%, 11/01/2052	9,673,904
	FN MA4805
7,712,242	4.500%, 11/01/2052	7,421,868
	FN MA4841
3,069,518	5.000%, 12/01/2052	3,012,369
	FN FS4239
9,869,002	5.000%, 03/01/2053	9,679,505
		38,215,886
	Federal National Mortgage Association REMICS: 3.0%
	Series FNR 1996-45 SI
26,236	2.100% (1 Month LIBOR USD + 7.250%), 02/25/2024 [2,3,7]	150
	Series FNR 1997-65 SI
292,119	2.854% (1 Month LIBOR USD + 8.000%), 09/17/2027 [2,3,7]	9,715
	Series FNR 2012-139 DI
2,140,153	3.000%, 12/25/2027 [3]	75,211
	Series FNR 2013-29 BI
2,785,096	2.500%, 04/25/2028 [3]	115,050
	Series FNR 2010-119 PS
1,643,728	1.550% (1 Month LIBOR USD + 6.700%), 09/25/2030 [2,3,7]	59,553
	Series FNR 2016-8 CI
4,240,333	3.000%, 03/25/2031 [3]	267,974
	Series FNR 2013-51 PI
1,635,529	3.000%, 11/25/2032 [3]	138,732
	Series FNR 2014-81 TI
274,561	4.500%, 12/25/2034 [3]	22,028
	Series FNR 2016-24 IB
3,613,499	3.500%, 05/25/2036 [3]	369,822
	Series FNR 2007-2 FT
128,934	5.400% (1 Month LIBOR USD + 0.250%), 02/25/2037 [2]	125,686
	Series FNR 2016-78 CS
2,192,310	0.950% (1 Month LIBOR USD + 6.100%), 05/25/2039 [2,3,7]	140,589
	Series FNR 2012-82 PS
1,214,173	0.950% (1 Month LIBOR USD + 6.100%), 08/25/2041 [2,3,7]	33,998
	Series FNR 2011-100 S
2,501,938	1.300% (1 Month LIBOR USD + 6.450%), 10/25/2041 [2,3,7]	249,040
	Series FNR 2012-15 SW
2,799,137	0.800% (1 Month LIBOR USD + 5.950%), 03/25/2042 [2,3,7]	253,583
	Series FNR 2012-79 FM
104,149	5.600% (1 Month LIBOR USD + 0.450%), 07/25/2042 [2]	101,386
	Series FNR 2012-128 ST
993,718	1.000% (1 Month LIBOR USD + 6.150%), 11/25/2042 [2,3,7]	147,340
	Series FNR 2013-22 TO
331,991	N/A%, 03/25/2043 [4,5]	214,565
	Series FNR 2013-20 QS
3,808,307	1.000% (1 Month LIBOR USD + 6.150%), 03/25/2043 [2,3,7]	412,494
	Series FNR 2014-37 PI
582,120	5.500%, 06/25/2044 [3]	61,120
	Series FNR 2014-50 WS
391,051	1.050% (1 Month LIBOR USD + 6.200%), 08/25/2044 [2,3,7]	22,185
	Series FNR 2016-83 BS
315,218	0.950% (1 Month LIBOR USD + 6.100%), 11/25/2046 [2,3,7]	23,793
	Series FNR 2018-51 IO
394,120	6.500%, 07/25/2048 [3]	48,578
	Series FNR 2019-41 SB
1,058,435	0.900% (1 Month LIBOR USD + 6.050%), 08/25/2049 [2,3,7]	108,637
	Series FNR 2020-88 QI
10,617,950	2.000%, 05/25/2050 [3]	1,022,806
		4,024,035
	Goldman Sachs Mortgage-Backed Securities Corp Trust: 0.3%
	Series GSMBS 2020-PJ4 A2
476,725	3.000%, 01/25/2051	405,497

	Government National Mortgage Association: 0.4%
	Series GNR 2014-74 GI
76,896	4.000%, 05/16/2029 [3]	1,772
	Series GNR 2010-47 BX
224,334	1.392% (1 Month LIBOR USD + 6.550%), 08/16/2034 [2,3,7]	6,626
	Series GNR 2011-61 WS
2,688,279	1.324% (1 Month LIBOR USD + 6.470%), 02/20/2038 [2,3,7]	87,445
	Series GNR 2010-6 FG
97,253	5.758% (1 Month LIBOR USD + 0.600%), 01/16/2040 [2]	96,892
	Series GNR 2016-31 CS
3,199,557	1.093% (1 Month LIBOR USD + 6.250%), 07/20/2044 [2,3,7]	318,760
	Series GNR 2016-112 WI
4,010,681	N/A%, 03/20/2045 [2,3]	63,233
		574,728
	JP Morgan Mortgage Trust: 0.3%
	Series JPMMT 2014-IVR3 3A1
130,277	4.995%, 09/25/2044 [2]	128,801
	Series JPMMT 2020-7 A3
314,275	3.000%, 01/25/2051	265,436
		394,237
	RCKT Mortgage Trust 2021-6 - 0: 1.1%
	Series RCKT 2021-6 A1
1,789,022	2.500%, 12/25/2051	1,444,181

	Wells Fargo Mortgage Backed Securities Trust: 0.4%
	Series WFMBS 2019-4 A17
54,183	3.500%, 09/25/2049 [2]	47,176
	Series WFMBS 2020-3 A3
122,397	3.000%, 06/25/2050 [2]	115,850
	Series WFMBS 2020-4 A1
433,920	3.000%, 07/25/2050 [2]	368,650
		531,676
Total Mortgage Backed Securities
(Cost $68,157,542)		63,320,679

United States Government Securities: 16.9%
	United States Treasury Notes/Bonds
4,000,000	4.000%, 10/31/2029	3,989,062
3,600,000	4.125%, 11/15/2032	3,677,063
3,500,000	3.375%, 05/15/2033	3,373,945
4,915,000	3.875%, 02/15/2043	4,785,213
4,000,000	3.000%, 02/15/2047	3,363,516
4,000,000	3.625%, 02/15/2053	3,833,750
		23,022,549
Total United States Government Securities
(Cost $23,486,174)		23,022,549

Total Bonds
(Cost $142,225,664)		134,488,922

Shares
Money Market Funds: 0.5%
710,028	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 5.017% [6]	710,028

Total Money Market Funds
(Cost $710,028)		710,028

Total Short-Term Investments
(Cost $710,028)		710,028

Total Investments in Securities: 99.5%
(Cost $142,935,692)		135,198,950
Other Assets in Excess of Liabilities: 0.5%		685,078
Total Net Assets: 100.0%		$135,884,028

CMT-	Constant Maturity Treasury Rate
LIBOR-	London Interbank Offered Rate
SOFR-	Secured Overnight Financing Rate
USD-	United States Dollar

[1]	Perpetual call date security. Date shown is next call date.
[2]	Variable rate security; rate shown is the rate in effect on June 30, 2023.
[3]	Interest only security.
[4]	Zero coupon security.
[5]	Principal only security.
[6]	Annualized seven-day effective yield as of June 30, 2023.
[7]	Inverse floating rate security. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a ceiling or floor.
[8]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on June 30, 2023.
[9]	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of June 30, 2023.
[10]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclsuive property of MSCI, Inc. and Standard & Poor’s (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2023 (Unaudited)

The Osterweis Total Return Fund (the “Fund) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

Assets:	Level 1	Level 2	Level 3	Total
Corporate Bonds [1]	$–	$24,264,885	$–	$24,264,885
Asset Backed Securities [2]	–	20,981,867	999,432	21,981,299
Commercial Mortgage-Backed Securities	–	1,899,510	–	1,899,510
Mortgage Backed Securities	–	63,320,679	–	63,320,679
United States Government Notes/Bonds	–	23,022,549	–	23,022,549
Short-Term Investments	710,028	–	–	710,028
Total Assets:	$710,028	$133,489,490	$999,432	$135,198,950

[1] See Schedule of Investments for industry breakouts.
[2] See Schedule of Investments for disclosure of Level 3 securities.

The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Asset Backed Securities
Balance as of March 31, 2023	$1,422,690
Acquisitions	999,432
Dispositions	(219,235)
Accrued discounts/premiums	-
Realized gain (loss)	158
Change in unrealized appreciation/depreciation	(7,693)
Transfer in and/or out of Level 3	-
Balance as of June 30, 2023	$2,195,352

Change in unrealized appreciation/depreciation for Level 3 investments held at June 30, 2023	$(7,693)

Type of Security	Fair Value at 6/30/23	Valuation Techniques	Unobservable Input	Input Value(s)
Asset Backed Securities		Issue Price	Market Data	$99.94
	$2,195,352	Issue Price	Market Data	$99.88

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Adviser, as the Funds’ Valuation Designee, oversees valuation techniques.